Consolidated balance sheet (Parenthetical) shares in Millions	Jun. 30, 2026 shares
Rio Tinto Plc | Shares Held By Public
Statements [Line Items]
Number of shares outstanding (in shares)	1,255.0
Rio Tinto Limited
Statements [Line Items]
Number of shares issued and fully paid (in shares)	371.8